Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Dec. 31, 2017
ASSETS AND LIABILITIES HELD FOR SALE [Abstract]
Assets and Liabilities Held for Sale

As of December 31, 2016 (in thousands)
Cash and cash equivalents	$11,684
Prepaid and other current assets	2,469
Goodwill	83,470
Intangible assets	5,456

Assets held for sale	$103,079

Other liabilities	3,902

Liabilities held for sale	$3,902